Deferred Tax - Schedule of Movements in Deferred Tax Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Tax - Schedule of Movements in Deferred Tax Liabilities (Details) [Line Items]
Balance at beginning	¥ 15,962		¥ 17,479
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	(3,881)		(1,517)
Balance at ending	12,081	$ 1,655	15,962
Balance at ending (in Dollars)	12,081		15,962
Fair Value Adjustments Arising From Acquisition of a Subsidiary [Member]
Deferred Tax - Schedule of Movements in Deferred Tax Liabilities (Details) [Line Items]
Balance at beginning	10,549		12,151
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	(5,181)		(1,602)
Balance at ending	5,368	735	10,549
Balance at ending (in Dollars)	5,368		10,549
Right-of-use assets [member]
Deferred Tax - Schedule of Movements in Deferred Tax Liabilities (Details) [Line Items]
Balance at beginning	5,413		5,328
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	1,300		85
Balance at ending	6,713	$ 920	5,413
Balance at ending (in Dollars)	¥ 6,713		¥ 5,413